Intangible Assets - Schedule of Changes in Intangible Assets (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Goodwill [Member]
Schedule of Changes in Intangible Assets [Line Items]
Balance, at beginning	[1]	$ 16,714
Transfers
Total
Balance, at ending	[1]	16,714	$ 16,714
Intangible assets arising from business combinations [Member]
Schedule of Changes in Intangible Assets [Line Items]
Balance, at beginning	[2]	16,696
Transfers
Total		(39,553)
Balance, at ending	[2]	16,696	16,696
Software or computer programs [Member]
Schedule of Changes in Intangible Assets [Line Items]
Balance, at beginning		158,556
Transfers		(5,055)
Total		(258,991)
Balance, at ending		174,578	158,556
Intangible Assets [Member]
Schedule of Changes in Intangible Assets [Line Items]
Balance, at beginning		191,966
Transfers		(5,055)
Total		(298,544)
Balance, at ending		207,988	191,966
Gross Balance [Member] | Goodwill [Member]
Schedule of Changes in Intangible Assets [Line Items]
Balance, at beginning	[1]	16,714	16,714
Acquisitions	[1]
Disposals/write-downs	[1]
Reclassification	[1]
Transfers
Impairment	[1],[3]
Total	[1]	16,714	16,714
Balance, at ending	[1]		16,714
Gross Balance [Member] | Intangible assets arising from business combinations [Member]
Schedule of Changes in Intangible Assets [Line Items]
Balance, at beginning	[2]	56,249	56,249
Acquisitions	[2]
Disposals/write-downs	[2]
Reclassification	[2]
Transfers
Impairment	[2],[3]
Total	[2]	56,249	56,249
Balance, at ending	[2]		56,249
Gross Balance [Member] | Software or computer programs [Member]
Schedule of Changes in Intangible Assets [Line Items]
Balance, at beginning		379,572	322,174
Acquisitions		58,597	57,617
Disposals/write-downs		(9,474)	(219)
Reclassification
Transfers		5,567
Impairment	[3]	(693)
Total		433,569	379,572
Balance, at ending			379,572
Gross Balance [Member] | Intangible Assets [Member]
Schedule of Changes in Intangible Assets [Line Items]
Balance, at beginning		452,535	395,137
Acquisitions		58,597	57,617
Disposals/write-downs		(9,474)	(219)
Reclassification
Transfers		5,567
Impairment	[3]	(693)
Total		506,532	452,535
Balance, at ending			452,535
Accumulated Amortization [Member] | Goodwill [Member]
Schedule of Changes in Intangible Assets [Line Items]
Balance, at beginning	[1]
Amortization for the year	[1],[4]
Disposals/write-downs	[1]
Reclassification	[1]
Impairment	[1],[3]
Total	[1]
Balance, at ending	[1]
Accumulated Amortization [Member] | Intangible assets arising from business combinations [Member]
Schedule of Changes in Intangible Assets [Line Items]
Balance, at beginning	[2]	(39,553)	(39,553)
Amortization for the year	[2],[4]
Disposals/write-downs	[2]
Reclassification	[2]
Impairment	[2],[3]
Total	[2]		(39,553)
Balance, at ending	[2]		(39,553)
Accumulated Amortization [Member] | Software or computer programs [Member]
Schedule of Changes in Intangible Assets [Line Items]
Balance, at beginning		(221,016)	(184,970)
Amortization for the year	[4]	(41,453)	(36,265)
Disposals/write-downs		8,304	219
Reclassification
Impairment	[3]	229
Total			(221,016)
Balance, at ending			(221,016)
Accumulated Amortization [Member] | Intangible Assets [Member]
Schedule of Changes in Intangible Assets [Line Items]
Balance, at beginning		(260,569)	(224,523)
Amortization for the year	[4]	(41,453)	(36,265)
Disposals/write-downs		8,304	219
Reclassification
Impairment	[3]	$ 229
Total			(260,569)
Balance, at ending			$ (260,569)

[1]	Goodwill corresponds mainly to business combination with Citibank Chile whose amount is of MCh$12,576 that represents the value of synergies to be generated in the combination process and the acquisition of know-how.
[2]	Intangible assets arising from business combinations include assets with indefinite useful lives acquired in the business combination with Citibank Chile.
[3]	See Note No. 38 Impairment of non-financial assets.
[4]	See Note No. 37 Depreciation and Amortization.